DEFERRED TAX	12 Months Ended
Dec. 31, 2020
Disclosure of deferred taxes [text block] [Abstract]
DEFERRED TAX
29 DEFERRED TAX
The Group’s and the Bank’s deferred tax assets and liabilities are as follows:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Statutory position
Deferred tax assets	3,468	3,366	2,109	2,029
Deferred tax liabilities	—	—	—	—
Net deferred tax asset	3,468	3,366	2,109	2,029

Tax disclosure
Deferred tax assets	5,327	4,731	3,042	2,734
Deferred tax liabilities	(1,859)	(1,365)	(933)	(705)
Net deferred tax asset	3,468	3,366	2,109	2,029
The statutory position reflects the deferred tax assets and liabilities as disclosed in the consolidated balance sheet and takes into account the ability of the Group and the Bank to net assets and liabilities where there is a legally enforceable right of offset. The tax disclosure of deferred tax assets and liabilities ties to the amounts outlined in the tables below which splits the deferred tax assets and liabilities by type, before such netting.
As a result of legislation enacted in 2016, the UK corporation tax rate had been expected to reduce from 19 per cent to 17 per cent on 1 April 2020. The Group measures its deferred tax assets and liabilities at the value expected to be recoverable or payable in future periods, and so at 31 December 2019 substantially all of its deferred tax was measured using the 17 per cent tax rate. During the December 2019 election campaign, however, the UK government stated its intention to maintain the corporation tax rate at 19 per cent, and this tax rate was substantively enacted on 17 March 2020. The Group therefore remeasured its deferred tax assets and liabilities at 19 per cent. The deferred tax impact of this remeasurement in 2020 is a credit of £435 million in the income statement and a charge of £50 million in other comprehensive income.
On 3 March 2021, the UK Government announced its intention to increase the rate of corporation tax from 19 per cent to 25 per cent with effect from 1 April 2023. Had this change in corporation tax been enacted on 31 December 2020, the impact would have been to increase net deferred tax assets by approximately £900 million. The UK Government also announced that in 2021 it will undertake a review of the surcharge on banking companies, its intention being to ensure that the combined rate of corporation tax and banking surcharge on bank profits does not increase substantially from its current level. The results of this review are expected to be announced later in 2021.
On 29 October 2018, the UK government announced its intention to restrict the use of capital tax losses to 50 per cent of any future gains arising. This restriction was substantively enacted on 2 July 2020 and as a result additional deferred tax liabilities of £16 million for the Group and £3 million for the Bank were recognised, with an impact of £nil in the income statement and £16 million in other comprehensive income for the Group and £7 million in the income statement and a credit of £4 million in other comprehensive income for the Bank, in respect of unrealised gains at that date.
Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

The Group	Tax losses	Property, plant and equipment	Pension liabilities	Provisions	Share-based payments	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax assets	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	3,783	682	79	196	28	—	—	6	4,774
(Charge) credit to the income statement	(183)	(12)	(100)	(87)	4	19	—	126	(233)
Credit to other comprehensive income	—	—	74	116	—	—	—	—	190
At 31 December 2019	3,600	670	53	225	32	19	—	132	4,731
(Charge) credit to the income statement	454	8	6	4	(5)	(12)	28	94	577
(Charge) credit to other comprehensive income	—	—	(3)	22	—	—	—	—	19
At 31 December 2020	4,054	678	56	251	27	7	28	226	5,327
		Capitalised software enhancements		Acquisition fair value	Pension assets	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax liabilities			£m	£m	£m	£m	£m	£m	£m
At 1 January 2019			(36)	(698)	(273)	(388)	(101)	(56)	(1,552)
(Charge) credit to the income statement			15	215	59	(34)	(21)	(53)	181
(Charge) credit to other comprehensive income			—	—	64	(140)	84	—	8
Exchange and other adjustments			—	—	—	—	—	(2)	(2)
At 31 December 2019			(21)	(483)	(150)	(562)	(38)	(111)	(1,365)
(Charge) credit to the income statement			(207)	147	(77)	(106)	(22)	(94)	(359)
(Charge) credit to other comprehensive income			—	—	(165)	(31)	60	—	(136)
Exchange and other adjustments			—	—	—	—	—	1	1
At 31 December 2020			(228)	(336)	(392)	(699)	—	(204)	(1,859)
1Financial assets at fair value through other comprehensive income.

The Bank	Tax losses	Property, plant and equipment	Pension liabilities	Provisions	Share-based payments	Other temporary differences	Total
Deferred tax assets	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	2,284	375	30	53	20	1	2,763
(Charge) credit to the income statement	(86)	(32)	(57)	(41)	(1)	12	(205)
Credit to other comprehensive income	—	—	60	116	—	—	176
At 31 December 2019	2,198	343	33	128	19	13	2,734
(Charge) credit to the income statement	309	(38)	1	10	(1)	9	290
(Charge) credit to other comprehensive income	—	—	(4)	22	—	—	18
At 31 December 2020	2,507	305	30	160	18	22	3,042
	Capitalised software enhancements		Pension assets	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax liabilities		£m	£m	£m	£m	£m	£m
At 1 January 2019		(31)	(176)	(431)	(103)	(38)	(779)
(Charge) credit to the income statement		12	59	—	(19)	17	69
(Charge) credit to other comprehensive income		—	20	(105)	86	(1)	—
Exchange and other adjustments		—	—	—	—	5	5
At 31 December 2019		(19)	(97)	(536)	(36)	(17)	(705)
(Charge) credit to the income statement		(193)	(5)	1	(9)	12	(194)
(Charge) credit to other comprehensive income		—	(105)	30	40	—	(35)
Exchange and other adjustments		—	—	—	—	1	1
At 31 December 2020		(212)	(207)	(505)	(5)	(4)	(933)
1Financial assets at fair value through other comprehensive income.
Deferred tax not recognised
Deferred tax assets of approximately £104 million (2019: £111 million) for the Group and £90 million (2019: £84 million) for the Bank have not been recognised in respect of £532 million for the Group and £460 million for the Bank of UK tax losses and other temporary differences which can only be used to offset future capital gains. UK capital losses can be carried forward indefinitely.
In addition, no deferred tax asset is recognised in respect of unrelieved foreign tax credits of £46 million (2019: £46 million) for the Group and £7 million (2019: £7 million) for the Bank, as there are no expected future taxable profits against which the credits can be utilised. These credits can be carried forward indefinitely.
No deferred tax has been recognised in respect of foreign trade losses where it is not more likely than not that we will be able to utilise them in future periods. Of the asset not recognised, £34 million for the Group and £nil for the Bank (2019: £35 million for the Group and £nil for the Bank) relates to losses that will expire if not used within 20 years, and £43 million for the Group and £4 million for the Bank (2019: £45 million for the Group and £5 million for the Bank) relates to losses with no expiry date.
As a result of parent company exemptions on dividends from subsidiaries and on capital gains on disposal there are no significant taxable temporary differences associated with investments in subsidiaries, branches, associates and joint arrangements.